OTHER INCOME (Schedule of Other Income) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital gain on fixed assets realization | ₪			₪ 69	₪ 361	₪ 112
Other income | ₪			₪ 69	₪ 361	₪ 112
US Dollars [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital gain on fixed assets realization | $		$ 18
Other income | $	[1]	$ 18

[1]	Convenience Translation into US Dollars.